Leasing - Right of use asset (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Leasing
Potential future cash flows related to lease extension options	kr 88	kr 80
Period of lease extension options	3 years
Right-of-use asset, opening balance	kr 152	25
Depreciation	(24)	(30)
Addition	16	157
Right-of-use asset, closing balance	kr 144	kr 152